Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 0	$ 0	¥ 31,351
Deferred tax liabilities	¥ 1,832	$ 266	¥ 3,127